Cash generated from operations	6 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Cash generated from operations	Cash generated from operations

		For the six months ended June 30,
(in €‘000)	Notes	2023	2022
Loss before income tax		(38,438)	(246,914)
Adjustments to reconcile loss before income tax to net cash flows:
Fair value (gains)/losses on derivatives (purchase options)		—	(3,856)
Fair value (gains)/losses on Public and Private warrant liabilities		2,387	(21,686)
Other finance (income)/costs		12,428	6,085
Share-based payment expenses	7	11,468	241,311
Depreciation, impairments and reversal of impairments of property, plant and equipment	11	9,918	6,146
Depreciation and impairments of right-of-use of assets		3,834	2,952
Amortization and impairments of intangible assets	11	2,395	1,736
Net (gain)/loss on disposal of property, plant and equipment		525	—
Movements in working capital:
Decrease/(increase) in inventories		(3,527)	(8,014)
Decrease/(increase) in other financial assets		(6,848)	(990)
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets		(4,283)	(24,437)
Increase/(decrease) in trade and other payables and contract liabilities		(12,809)	(40,523)
Increase/(decrease) in provisions and other liabilities		879	(72)
Cash generated from/(used in) operations		(22,071)	(88,262)